FEDERATED CORE TRUST III

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

NOVEMBER 25, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED CORE TRUST III (the “Registrant”)

Federated Project and Trade Finance Core Fund

1940 Act File No. 811-22217

Dear Sir or Madam:

Enclosed are the filing materials for FEDERATED CORE TRUST III. Pursuant to the Investment Company Act of 1940 and Rule 8b-16 thereunder, Amendment No. 17 to the Registration Statement of the Registrant is hereby electronically transmitted.

The purpose of this amendment is to respond to non-material comments received on July 1, 2015 from the Securities and Exchange Commission. Also, certain additional non-material changes are being incorporated at this time.

Beneficial interests in the series of the Registrant are not registered under the Securities Act of 1933 (the “1933 Act”), because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant’s series may only be made by investment companies, insurance company accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interest in any series of the Registrant.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Registrant acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8834.

Very truly yours,

/s/ Mark R. Thompson

Mark R. Thompson

Senior Paralegal

Enclosures